Distribution Date:	10/18/24	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765LAQ3	1.706000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765LAR1	3.088000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765LAS9	3.479000%	63,600,000.00	8,997,552.38	2,701,992.08	26,085.40	0.00	0.00	2,728,077.48	6,295,560.30	35.40%	30.00%
A-3	61765LAT7	3.479000%	200,000,000.00	164,259,131.15	4,457,412.62	476,214.60	0.00	0.00	4,933,627.22	159,801,718.53	35.40%	30.00%
A-4	61765LAU4	3.732000%	339,992,000.00	339,992,000.00	0.00	1,057,375.12	0.00	0.00	1,057,375.12	339,992,000.00	35.40%	30.00%
A-S	61765LAW0	4.036000%	54,955,000.00	54,955,000.00	0.00	184,831.98	0.00	0.00	184,831.98	54,955,000.00	28.39%	24.13%
B	61765LAX8	4.320603%	58,464,000.00	58,464,000.00	0.00	210,499.78	0.00	0.00	210,499.78	58,464,000.00	20.93%	17.88%
C	61765LAY6	4.320603%	40,925,000.00	40,925,000.00	0.00	147,350.56	0.00	0.00	147,350.56	40,925,000.00	15.70%	13.50%
D	61765LAC4	3.257000%	47,940,000.00	47,940,000.00	0.00	130,117.15	0.00	0.00	130,117.15	47,940,000.00	9.58%	8.38%
E	61765LAE0	4.320603%	28,062,000.00	28,062,000.00	0.00	101,037.30	0.00	0.00	101,037.30	28,062,000.00	6.00%	5.38%
F	61765LAG5	4.320603%	17,539,000.00	17,539,000.00	0.00	63,149.21	0.00	0.00	63,149.21	17,539,000.00	3.76%	3.50%
G	61765LAJ9	4.320603%	32,740,433.00	29,486,610.61	0.00	106,166.81	0.00	0.00	106,166.81	29,486,610.61	0.00%	0.00%
V	61765LAM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765LAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			935,417,435.00	790,620,294.14	7,159,404.70	2,502,827.91	0.00	0.00	9,662,232.61	783,460,889.44

X-A	61765LAV2	0.674008%	654,792,000.00	513,248,683.53	0.00	288,278.05	60,000.00	0.00	348,278.05	506,089,278.83
X-B	61765LAA8	0.284603%	54,955,000.00	54,955,000.00	0.00	13,033.63	0.00	0.00	13,033.63	54,955,000.00
X-D	61765LAZ3	1.063603%	47,940,000.00	47,940,000.00	0.00	42,490.94	0.00	0.00	42,490.94	47,940,000.00
Notional SubTotal			757,687,000.00	616,143,683.53	0.00	343,802.62	60,000.00	0.00	403,802.62	608,984,278.83

Deal Distribution Total					7,159,404.70	2,846,630.53	60,000.00	0.00	10,066,035.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765LAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765LAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765LAS9	141.47094937	42.48415220	0.41014780	0.00000000	0.00000000	0.00000000	0.00000000	42.89430000	98.98679717
A-3	61765LAT7	821.29565575	22.28706310	2.38107300	0.00000000	0.00000000	0.00000000	0.00000000	24.66813610	799.00859265
A-4	61765LAU4	1,000.00000000	0.00000000	3.11000000	0.00000000	0.00000000	0.00000000	0.00000000	3.11000000	1,000.00000000
A-S	61765LAW0	1,000.00000000	0.00000000	3.36333327	0.00000000	0.00000000	0.00000000	0.00000000	3.36333327	1,000.00000000
B	61765LAX8	1,000.00000000	0.00000000	3.60050253	0.00000000	0.00000000	0.00000000	0.00000000	3.60050253	1,000.00000000
C	61765LAY6	1,000.00000000	0.00000000	3.60050238	0.00000000	0.00000000	0.00000000	0.00000000	3.60050238	1,000.00000000
D	61765LAC4	1,000.00000000	0.00000000	2.71416667	0.00000000	0.00000000	0.00000000	0.00000000	2.71416667	1,000.00000000
E	61765LAE0	1,000.00000000	0.00000000	3.60050246	0.00000000	0.00000000	0.00000000	0.00000000	3.60050246	1,000.00000000
F	61765LAG5	1,000.00000000	0.00000000	3.60050231	0.00000000	0.00000000	0.00000000	0.00000000	3.60050231	1,000.00000000
G	61765LAJ9	900.61761278	0.00000000	3.24268192	(0.00000580)	16.13680827	0.00000000	0.00000000	3.24268192	900.61761278
V	61765LAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765LAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765LAV2	783.83468877	0.00000000	0.44025897	0.00000000	0.00000000	0.09163215	0.00000000	0.53189112	772.90082779
X-B	61765LAA8	1,000.00000000	0.00000000	0.23716914	0.00000000	0.00000000	0.00000000	0.00000000	0.23716914	1,000.00000000
X-D	61765LAZ3	1,000.00000000	0.00000000	0.88633584	0.00000000	0.00000000	0.00000000	0.00000000	0.88633584	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	26,085.40	0.00	26,085.40	0.00	0.00	0.00	26,085.40	0.00
A-3	09/01/24 - 09/30/24	30	0.00	476,214.60	0.00	476,214.60	0.00	0.00	0.00	476,214.60	0.00
A-4	09/01/24 - 09/30/24	30	0.00	1,057,375.12	0.00	1,057,375.12	0.00	0.00	0.00	1,057,375.12	0.00
X-A	09/01/24 - 09/30/24	30	0.00	288,278.05	0.00	288,278.05	0.00	0.00	0.00	288,278.05	0.00
X-B	09/01/24 - 09/30/24	30	0.00	13,033.63	0.00	13,033.63	0.00	0.00	0.00	13,033.63	0.00
A-S	09/01/24 - 09/30/24	30	0.00	184,831.98	0.00	184,831.98	0.00	0.00	0.00	184,831.98	0.00
B	09/01/24 - 09/30/24	30	0.00	210,499.78	0.00	210,499.78	0.00	0.00	0.00	210,499.78	0.00
C	09/01/24 - 09/30/24	30	0.00	147,350.56	0.00	147,350.56	0.00	0.00	0.00	147,350.56	0.00
D	09/01/24 - 09/30/24	30	0.00	130,117.15	0.00	130,117.15	0.00	0.00	0.00	130,117.15	0.00
X-D	09/01/24 - 09/30/24	30	0.00	42,490.94	0.00	42,490.94	0.00	0.00	0.00	42,490.94	0.00
E	09/01/24 - 09/30/24	30	0.00	101,037.30	0.00	101,037.30	0.00	0.00	0.00	101,037.30	0.00
F	09/01/24 - 09/30/24	30	0.00	63,149.21	0.00	63,149.21	0.00	0.00	0.00	63,149.21	0.00
G	09/01/24 - 09/30/24	30	528,326.28	106,166.62	0.00	106,166.62	(0.19)	0.00	0.00	106,166.81	528,326.09
Totals			528,326.28	2,846,630.34	0.00	2,846,630.34	(0.19)	0.00	0.00	2,846,630.53	528,326.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	10,066,035.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,861,612.77	Master Servicing Fee	10,463.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,623.06
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.42
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,355.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,861,612.77	Total Fees	14,982.20

Principal		Expenses/Reimbursements
Scheduled Principal	1,159,404.70	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	6,000,000.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,159,404.70	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	60,000.00	Interest Distribution	2,846,630.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	7,159,404.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	60,000.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	60,000.00	Total Payments to Certificateholders and Others	10,066,035.23
Total Funds Collected	10,081,017.47	Total Funds Distributed	10,081,017.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	790,620,294.14	790,620,294.14	Beginning Certificate Balance	790,620,294.14
(-) Scheduled Principal Collections	1,159,404.70	1,159,404.70	(-) Principal Distributions	7,159,404.70
(-) Unscheduled Principal Collections	6,000,000.00	6,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	783,460,889.44	783,460,889.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	790,620,294.17	790,620,294.17	Ending Certificate Balance	783,460,889.44
Ending Actual Collateral Balance	783,460,889.47	783,460,889.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.32%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	123,852,185.09	15.81%	8	4.4447	NAP	Defeased	16	123,852,185.09	15.81%	8	4.4447	NAP
5,000,000 or less	17	62,485,585.33	7.98%	9	4.6568	2.022420	1.20 or less	6	60,020,683.66	7.66%	9	4.6823	0.766623
5,000,001 to 10,000,000	16	117,888,367.74	15.05%	9	4.5037	1.861630	1.21 to 1.30	3	125,835,841.92	16.06%	8	4.1281	1.279076
10,000,001 to 15,000,000	6	68,881,929.50	8.79%	8	4.5949	1.542898	1.31 to 1.40	1	8,206,373.10	1.05%	8	4.2680	1.401800
15,000,001 to 20,000,000	1	18,805,440.09	2.40%	9	4.6050	0.942400	1.41 to 1.50	7	95,636,093.46	12.21%	9	4.5834	1.475684
20,000,001 to 30,000,000	7	162,110,954.54	20.69%	9	4.3952	1.761299	1.51 to 1.60	1	4,843,201.56	0.62%	10	4.7700	1.514400
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	4	35,763,338.67	4.56%	9	4.6428	1.680043
40,000,001 to 50,000,000	1	50,000,000.00	6.38%	7	3.7075	1.281200	1.71 to 1.80	9	77,138,134.89	9.85%	8	4.4546	1.749079
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	5	148,166,752.11	18.91%	6	3.9865	1.881360
60,000,001 to 70,000,000	1	69,436,427.15	8.86%	9	4.3700	1.278300	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	1	10,134,416.12	1.29%	8	4.1130	2.086200
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	1	5,293,482.11	0.68%	9	4.4100	2.184000
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	1	3,717,777.71	0.47%	9	4.8550	2.219800
100,000,001 or greater	1	110,000,000.00	14.04%	5	3.8600	1.882300	2.31 to 2.40	2	13,210,129.02	1.69%	9	4.5135	2.382837
Totals	66	783,460,889.44	100.00%	8	4.3416	1.673434	2.41 to 2.50	3	41,505,862.85	5.30%	7	4.2917	2.438822
							2.51 to 2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 or greater	6	30,136,617.17	3.85%	9	4.4073	3.347544
							Totals	66	783,460,889.44	100.00%	8	4.3416	1.673434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	26	123,852,185.09	15.81%	8	4.4447	NAP	Washington	2	8,715,622.93	1.11%	9	4.7622	1.609351
Alabama	3	6,514,676.44	0.83%	9	4.6050	1.708500	Wisconsin	5	10,560,687.38	1.35%	8	4.6316	1.921758
Arkansas	3	2,325,000.00	0.30%	7	4.1530	2.442700	Totals	119	783,460,889.44	100.00%	8	4.3416	1.673434
California	4	40,871,153.68	5.22%	9	4.3782	2.007934
									Property Type³
Connecticut	1	5,046,580.34	0.64%	9	4.6050	1.708500
Delaware	1	5,780,628.39	0.74%	9	4.6050	1.708500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	22,500,121.46	2.87%	9	4.3519	2.025858		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	9,590,032.68	1.22%	8	4.7259	1.526228	Defeased	26	123,852,185.09	15.81%	8	4.4447	NAP
Illinois	2	3,135,812.93	0.40%	9	4.8850	1.784100	Industrial	2	9,996,093.46	1.28%	8	4.2406	2.315113
Indiana	1	5,413,604.36	0.69%	9	4.6050	1.708500	Lodging	10	86,959,049.59	11.10%	9	4.6759	1.681494
Louisiana	2	10,908,196.51	1.39%	8	4.2655	1.750606	Mixed Use	2	114,710,114.34	14.64%	5	3.9076	1.866471
Maryland	2	74,139,038.50	9.46%	9	4.3497	1.353426	Mobile Home Park	1	5,534,252.34	0.71%	8	4.1010	3.027600
Massachusetts	2	25,684,261.72	3.28%	9	4.6353	1.187859	Multi-Family	11	156,363,696.78	19.96%	9	4.3417	1.594056
Michigan	3	32,990,396.49	4.21%	8	4.4675	1.747900	Office	4	36,440,432.07	4.65%	9	4.4822	1.486390
Missouri	1	6,272,577.40	0.80%	9	4.8900	2.353900	Other	2	50,984,000.00	6.51%	7	3.7161	1.303617
Nevada	3	9,727,499.44	1.24%	9	4.6266	3.833455	Retail	57	177,373,792.20	22.64%	9	4.5469	1.612215
New York	4	168,826,506.38	21.55%	6	3.8548	1.695621	Self Storage	4	21,247,273.35	2.71%	9	4.3695	3.360592
North Carolina	10	43,018,362.42	5.49%	9	4.6733	1.392692	Totals	119	783,460,889.44	100.00%	8	4.3416	1.673434
Ohio	6	11,576,260.52	1.48%	8	4.4575	1.948048
Pennsylvania	6	33,783,751.55	4.31%	7	4.5188	1.730353
South Carolina	4	7,247,602.94	0.93%	9	4.4618	1.774905
Tennessee	6	10,588,308.57	1.35%	9	4.5173	1.850995
Texas	9	75,348,240.75	9.62%	9	4.3852	1.808632
Vermont	1	12,110,304.51	1.55%	10	4.7600	0.981600
Virginia	3	16,933,475.85	2.16%	8	4.3196	1.962577

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	123,852,185.09	15.81%	8	4.4447	NAP	Defeased	16	123,852,185.09	15.81%	8	4.4447	NAP
	4.000% or less	2	160,000,000.00	20.42%	6	3.8123	1.694456	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	21	270,377,382.81	34.51%	8	4.2933	1.803089	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	25	220,457,661.12	28.14%	9	4.6949	1.566632	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	8,773,660.42	1.12%	9	5.1451	1.280276	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	783,460,889.44	100.00%	8	4.3416	1.673434	49 months or greater	50	659,608,704.35	84.19%	8	4.3222	1.690754
								Totals	66	783,460,889.44	100.00%	8	4.3416	1.673434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	123,852,185.09	15.81%	8	4.4447	NAP	Defeased	16	123,852,185.09	15.81%	8	4.4447	NAP
	114 months or less	50	659,608,704.35	84.19%	8	4.3222	1.690754	Interest Only	8	228,263,169.00	29.14%	6	3.9368	1.882707
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	42	431,345,535.35	55.06%	9	4.5261	1.589175
	Totals	66	783,460,889.44	100.00%	8	4.3416	1.673434	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	783,460,889.44	100.00%	8	4.3416	1.673434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	123,852,185.09	15.81%	8	4.4447	NAP			No outstanding loans in this group
Underwriter's Information		3	54,729,759.18	6.99%	9	4.6050	1.484951
	12 months or less	47	604,878,945.17	77.21%	8	4.2966	1.709375
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	783,460,889.44	100.00%	8	4.3416	1.673434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1443371	MU	New York	NY	Actual/360	3.860%	353,833.33	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	10/06/24
2	1544230	RT	Various	Various	Actual/360	4.605%	87,666.29	40,569.52	0.00	N/A	07/01/25	--	22,844,635.74	22,804,066.22	10/01/24
3	1544972	MF	Hanover	MD	Actual/360	4.370%	253,302.20	120,242.01	0.00	N/A	07/01/25	--	69,556,669.16	69,436,427.15	10/01/24
4	1443312	98	New York	NY	Actual/360	3.708%	154,479.17	0.00	0.00	05/05/25	05/05/45	--	50,000,000.00	50,000,000.00	10/05/24
5	300801294	OF	Los Angeles	CA	Actual/360	4.335%	80,369.10	53,801.67	0.00	N/A	07/01/25	--	22,247,501.45	22,193,699.78	10/01/24
6	304261006	MF	Fenton	MI	Actual/360	4.360%	81,086.48	50,491.36	0.00	N/A	06/01/25	--	22,317,378.46	22,266,887.10	10/01/24
7	300801262	Various Various		Various	Actual/360	4.153%	88,315.86	0.00	0.00	N/A	05/01/25	--	25,518,669.00	25,518,669.00	10/01/24
8	695100524	RT	Westfield	MA	Actual/360	4.605%	72,420.48	66,346.36	0.00	N/A	07/06/25	--	18,871,786.45	18,805,440.09	10/06/24
9	1544947	MF	Missouri City	TX	Actual/360	4.140%	81,837.61	0.00	0.00	N/A	07/01/25	--	23,719,500.00	23,719,500.00	10/01/24
10	695100517	RT	Houston	TX	Actual/360	4.527%	61,114.50	0.00	0.00	N/A	07/06/25	--	16,200,000.00	16,200,000.00	10/06/24
11	300801302	SS	Various	NY	Actual/360	4.725%	53,914.00	29,308.64	0.00	N/A	07/01/25	--	13,692,443.73	13,663,135.09	10/01/24
12	304261012	LO	Asheville	NC	Actual/360	4.930%	48,237.39	40,001.49	0.00	N/A	07/01/25	--	11,741,353.14	11,701,351.65	10/01/24
13	304261013	LO	Wyomissing	PA	Actual/360	4.720%	49,740.45	29,275.32	0.00	N/A	06/01/25	--	12,645,876.19	12,616,600.87	10/01/24
14	300801305	LO	Waco	TX	Actual/360	4.706%	44,396.34	36,201.37	0.00	N/A	07/01/25	--	11,320,783.87	11,284,582.50	10/01/24
15	695100526	MF	Stockbridge	GA	Actual/360	4.537%	47,450.95	22,520.89	0.00	N/A	07/06/25	--	12,550,394.53	12,527,873.64	10/06/24
16	304261016	RT	Saint Albans	VT	Actual/360	4.760%	48,126.31	22,377.48	0.00	N/A	08/01/25	--	12,132,681.99	12,110,304.51	10/01/24
17	300801282	MF	West Carrollton	OH	Actual/360	4.173%	43,103.27	22,214.04	0.00	N/A	06/01/25	--	12,394,901.91	12,372,687.87	10/01/24
18	1443522	LO	Chester	VA	Actual/360	4.113%	34,822.87	25,429.25	0.00	N/A	06/01/25	--	10,159,845.37	10,134,416.12	10/01/24
19	300801225	MF	Scranton	PA	Actual/360	4.244%	39,096.32	19,894.32	0.00	N/A	03/01/25	--	11,054,568.17	11,034,673.85	10/01/24
21	300801274	LO	Monroe	LA	Actual/360	4.222%	34,081.11	17,229.00	0.00	N/A	06/01/25	--	9,686,719.42	9,669,490.42	10/01/24
22	300801307	MH	Calumet City	IL	Actual/360	4.590%	36,321.80	15,855.78	0.00	N/A	01/01/25	--	9,495,895.20	9,480,039.42	10/01/24
23	304261023	RT	Plano	TX	Actual/360	4.350%	33,105.18	17,422.72	0.00	N/A	07/01/25	--	9,132,464.05	9,115,041.33	10/01/24
24	695100507	MU	Ann Arbor	MI	Actual/360	4.320%	32,270.50	17,830.20	0.00	N/A	06/06/25	--	8,964,028.49	8,946,198.29	10/06/24
25	300801259	LO	Ann Arbor	MI	Actual/360	4.500%	30,917.27	19,751.26	0.00	N/A	05/01/25	--	8,244,606.63	8,224,855.37	10/01/24
26	300801288	MF	Humble	TX	Actual/360	4.268%	29,245.94	16,479.28	0.00	N/A	06/01/25	--	8,222,852.38	8,206,373.10	10/01/24
28	300801297	LO	Andover	MA	Actual/360	4.718%	27,139.62	24,005.43	0.00	N/A	07/01/25	--	6,902,827.06	6,878,821.63	10/01/24
29	304261029	LO	Duluth	GA	Actual/360	4.760%	29,737.74	17,264.78	0.00	N/A	06/01/25	--	7,496,909.32	7,479,644.54	10/01/24
30	304261030	MF	Dallas	TX	Actual/360	4.420%	28,534.59	15,101.09	0.00	N/A	07/01/25	--	7,746,946.63	7,731,845.54	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	304261031	RT	Dallas	TX	Actual/360	4.435%	28,018.74	13,816.76	0.00	N/A	07/01/25	--	7,581,168.96	7,567,352.20	10/01/24
32	304261032	SS	Van Nuys	CA	Actual/360	4.450%	30,779.17	0.00	0.00	N/A	07/01/25	--	8,300,000.00	8,300,000.00	10/01/24
33	304261033	LO	Grafton	WI	Actual/360	4.890%	28,009.43	15,460.33	0.00	N/A	07/01/25	--	6,873,478.71	6,858,018.38	10/01/24
34	304261034	RT	Westfall	PA	Actual/360	4.730%	25,770.20	15,019.48	0.00	N/A	07/01/25	--	6,537,895.10	6,522,875.62	10/01/24
35	304261035	OF	Raleigh	NC	Actual/360	4.790%	25,602.68	14,619.01	0.00	N/A	07/01/25	--	6,414,033.78	6,399,414.77	10/01/24
36	300801289	SS	Orlando	FL	Actual/360	4.173%	24,168.42	12,389.77	0.00	N/A	07/01/25	--	6,949,941.39	6,937,551.62	10/01/24
37	304261037	LO	St Charles	MO	Actual/360	4.890%	25,618.38	14,140.55	0.00	N/A	07/01/25	--	6,286,717.95	6,272,577.40	10/01/24
38	695100525	LO	Princeton	NJ	Actual/360	4.695%	20,989.33	18,697.76	0.00	N/A	07/06/25	--	5,364,684.26	5,345,986.50	10/06/24
39	300801298	IN	Coconut Creek	FL	Actual/360	4.410%	19,523.47	19,028.08	0.00	N/A	07/01/25	--	5,312,510.19	5,293,482.11	10/01/24
40	300801295	MF	Bryan	TX	Actual/360	4.476%	22,828.13	11,832.73	0.00	N/A	07/01/25	--	6,120,141.00	6,108,308.27	10/01/24
44	300801301	MU	Clinton	WA	Actual/360	5.020%	19,770.75	15,960.36	0.00	N/A	07/01/25	--	4,726,074.70	4,710,114.34	10/01/24
45	300801286	RT	Various	SC	Actual/360	4.315%	17,869.92	12,123.11	0.00	N/A	06/01/25	--	4,969,617.49	4,957,494.38	10/01/24
46	300801285	MH	Merced	CA	Actual/360	4.101%	18,947.65	10,047.73	0.00	N/A	06/01/25	--	5,544,300.07	5,534,252.34	10/01/24
47	1544279	RT	Keizer	OR	Actual/360	4.540%	22,700.00	6,000,000.00	0.00	N/A	07/01/25	--	6,000,000.00	0.00	10/01/24
49	695100532	RT	Merced	CA	Actual/360	4.770%	19,295.57	11,029.93	0.00	N/A	08/06/25	--	4,854,231.49	4,843,201.56	10/06/24
50	300801268	RT	Ashland	VA	Actual/360	4.195%	18,809.70	8,558.92	0.00	N/A	05/01/25	--	5,380,605.86	5,372,046.94	10/01/24
51	304261051	IN	Frederick	MD	Actual/360	4.050%	15,906.78	10,509.85	0.00	N/A	04/01/25	--	4,713,121.20	4,702,611.35	10/01/24
52	300801264	MF	Monroe	LA	Actual/360	3.950%	18,071.25	0.00	0.00	N/A	05/01/25	--	5,490,000.00	5,490,000.00	10/01/24
53	304261053	RT	Greer	SC	Actual/360	4.510%	18,137.48	9,284.16	0.00	N/A	07/01/25	--	4,825,937.02	4,816,652.86	10/01/24
54	1544511	RT	Brentwood	CA	Actual/360	4.370%	18,018.09	8,553.15	0.00	N/A	07/01/25	04/01/25	4,947,759.27	4,939,206.12	10/01/24
56	304261056	LO	San Antonio	TX	Actual/360	5.290%	17,972.15	13,311.57	0.00	N/A	08/01/25	--	4,076,857.65	4,063,546.08	10/01/24
58	304261058	MF	Petersburg	VA	Actual/360	4.643%	15,692.58	9,424.27	0.00	N/A	07/01/25	--	4,055,803.82	4,046,379.55	10/01/24
59	695100530	OF	Dearborn	MI	Actual/360	4.844%	15,543.28	8,713.82	0.00	N/A	07/06/25	--	3,850,522.75	3,841,808.93	10/06/24
60	300801293	OF	Vancouver	WA	Actual/360	4.459%	14,912.71	7,778.63	0.00	N/A	07/01/25	--	4,013,287.22	4,005,508.59	10/01/24
61	695100505	RT	Midland	TX	Actual/360	4.468%	13,830.29	8,885.07	0.00	N/A	06/06/25	--	3,714,492.15	3,705,607.08	10/06/24
62	1544468	RT	Las Vegas	NV	Actual/360	4.855%	15,075.58	8,420.19	0.00	N/A	07/01/25	--	3,726,197.90	3,717,777.71	10/01/24
64	304261064	MF	Miami Beach	FL	Actual/360	4.250%	14,963.54	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	10/01/24
65	304261065	RT	Rockingham	NC	Actual/360	4.720%	13,883.14	7,560.28	0.00	N/A	07/01/25	--	3,529,611.21	3,522,050.93	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
66	1544576	RT	Corinth	TX	Actual/360	4.670%	13,843.64	8,360.73	0.00	N/A	07/01/25	--	3,557,253.49	3,548,892.76	10/01/24
67	695100527	MF	Chicago	IL	Actual/360	4.885%	12,794.17	7,073.91	0.00	N/A	07/06/25	--	3,142,886.84	3,135,812.93	10/06/24
69	1544258	RT	Hobart	IN	Actual/360	4.100%	10,172.50	7,464.24	0.00	N/A	06/01/25	--	2,977,317.60	2,969,853.36	10/01/24
70	300801306	SS	Las Vegas	NV	Actual/360	4.456%	12,996.67	0.00	0.00	N/A	07/01/25	--	3,500,000.00	3,500,000.00	10/01/24
71	304261071	RT	Brooklyn	NY	Actual/360	4.660%	11,650.00	0.00	0.00	N/A	07/01/25	--	3,000,000.00	3,000,000.00	10/01/24
72	304261072	MF	Vero Beach	FL	Actual/360	4.710%	10,072.74	5,504.43	0.00	N/A	07/01/25	--	2,566,301.99	2,560,797.56	10/01/24
73	300801299	SS	Las Vegas	NV	Actual/360	4.526%	9,481.83	4,240.42	0.00	N/A	07/01/25	--	2,513,962.15	2,509,721.73	10/01/24
74	300801280	RT	Wilkes Barre	PA	Actual/360	4.493%	4,827.04	4,615.36	0.00	N/A	06/01/25	--	1,289,216.57	1,284,601.21	10/01/24
2A	453000270				Actual/360	4.605%	87,666.29	40,569.52	0.00	N/A	07/01/25	--	22,844,635.74	22,804,066.22	10/01/24
2B	453000271				Actual/360	4.605%	87,666.29	40,569.52	0.00	N/A	07/01/25	--	22,844,635.74	22,804,066.22	10/01/24
2C	453000275				Actual/360	4.605%	35,066.52	16,227.80	0.00	N/A	07/01/25	--	9,137,854.54	9,121,626.74	10/01/24
Totals							2,861,612.77	7,159,404.70	0.00				790,620,294.14	783,460,889.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,020,460.00	12,779,624.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,836,116.35	9,726,530.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,622,480.30	2,897,345.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,500,000.00	4,250,000.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,686,429.18	1,265,296.59	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,900,837.00	1,453,601.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,799,301.60	1,399,927.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,644,361.84	830,039.85	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	9,241.69	0.00
9	2,056,568.33	1,469,047.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	276,811.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,814,562.35	1,840,203.47	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,647,482.24	2,623,406.24	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	774,275.07	241,836.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,678,287.92	1,669,517.60	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,347,827.04	630,146.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,095,843.27	1,218,023.03	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	782,041.00	215,274.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	815,691.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,166,073.46	1,296,282.99	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	9,125.79	0.00
29	947,554.17	958,802.78	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	2,473.25	0.00
30	1,336,828.99	782,315.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	917,962.87	447,022.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,303,406.00	585,740.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,108,250.52	975,129.64	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	787,517.79	358,902.42	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	607,270.32	334,108.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,043,423.45	804,129.75	07/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,312,657.25	1,259,156.25	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	986,702.66	552,080.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	727,311.00	353,765.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	971,647.39	531,924.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	794,327.00	449,170.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	681,154.98	298,794.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	837,845.00	415,527.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	562,406.38	278,229.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	732,109.26	460,617.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	576,529.42	280,775.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	590,870.00	289,199.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	538,908.00	256,969.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	553,927.00	329,756.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	15,311.88	0.00
64	281,577.33	77,123.47	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	501,408.80	241,639.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	465,538.50	223,812.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	790,686.33	398,582.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	(37,125.46)	127,008.78	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	487,268.31	282,266.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	757,740.00	393,887.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	203,773.00	97,529.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	100,558,114.24	58,926,877.84				0.00	0.00	0.00	0.00	36,152.61	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
47	1544279	6,000,000.00	Payoff w/ penalty	60,000.00	0.00
Totals		6,000,000.00		60,000.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,000,000.00	4.341552%	4.318766%	8
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343343%	4.320603%	9
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343609%	4.320868%	10
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343872%	4.321132%	11
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344149%	4.321408%	12
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344409%	4.321668%	13
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344682%	4.321941%	14
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344938%	4.322197%	15
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.345223%	4.322482%	16
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.345476%	4.322734%	17
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.345726%	4.322985%	18
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.345991%	4.323249%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		140,156,531	140,156,531		0	0
7 - 12 Months		593,304,359	593,304,359		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		50,000,000	50,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	783,460,889	783,460,889	0	0	0	0
Sep-24	790,620,294	790,620,294	0	0	0	0
Aug-24	791,708,419	791,708,419	0	0	0	0
Jul-24	792,792,310	792,792,310	0	0	0	0
Jun-24	793,939,169	793,939,169	0	0	0	0
May-24	795,014,381	795,014,381	0	0	0	0
Apr-24	796,152,873	796,152,873	0	0	0	0
Mar-24	797,219,472	797,219,472	0	0	0	0
Feb-24	798,417,416	798,417,416	0	0	0	0
Jan-24	799,475,206	799,475,206	0	0	0	0
Dec-23	800,528,879	800,528,879	0	0	0	0
Nov-23	801,646,606	801,646,606	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1544230	24,687,667.71	4.60500%	24,687,667.71	4.60500%	10	06/11/20	05/01/20	05/01/20
2	1544230	24,657,328.79	4.60500%	24,657,328.79	4.60500%	10	05/01/20	05/01/20	06/11/20
2A	453000270	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2A	453000270	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2B	453000271	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2B	453000271	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2C	453000275	9,888,414.65	4.60500%	9,888,414.65	4.60500%	10	04/28/20	05/01/20	08/11/20
2C	453000275	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
13	304261013	0.00	4.72000%	0.00	4.72000%	10	05/06/22	06/01/21	06/13/22
13	304261013	0.00	4.72000%	0.00	4.72000%	10	06/01/21	06/01/21	06/13/22
14	300801305	12,958,189.44	4.70600%	12,958,189.44	4.70600%	10	05/29/20	04/01/20	07/13/20
14	300801305	0.00	4.70600%	0.00	4.70600%	10	07/13/20	04/01/20	05/29/20
21	300801274	0.00	4.22200%	0.00	4.22200%		08/31/20	09/01/20	10/13/20
21	300801274	0.00	4.22200%	0.00	4.22200%	10	10/13/20	09/01/20	08/31/20
27	300801300	8,263,390.25	4.58900%	8,263,390.25	4.58900%	10	05/15/20	04/01/20	07/13/20
27	300801300	0.00	4.58900%	0.00	4.58900%	10	07/13/20	04/01/20	05/15/20
28	300801297	0.00	4.71800%	0.00	4.71800%	8	09/09/22	09/09/22	09/12/22
33	304261033	7,563,825.32	4.89000%	7,563,825.32	4.89000%	10	05/01/20	05/01/20	07/13/20
33	304261033	0.00	4.89000%	0.00	4.89000%	10	07/13/20	05/01/20	05/01/20
37	304261037	6,918,132.73	4.89000%	6,918,132.73	4.89000%	10	06/12/20	07/01/20	08/11/20
37	304261037	0.00	4.89000%	0.00	4.89000%	10	08/11/20	07/01/20	06/12/20
49	695100532	5,356,794.33	4.77000%	5,356,794.33	4.77000%	10	06/11/20	05/06/20	05/06/20
49	695100532	5,348,471.86	4.77000%	5,348,471.86	4.77000%	10	05/06/20	05/06/20	06/11/20
56	304261056	4,670,449.88	5.29000%	4,670,449.88	5.29000%	10	06/01/20	06/01/20	07/13/20
56	304261056	0.00	5.29000%	0.00	5.29000%	10	07/13/20	06/01/20	06/01/20
Totals		129,710,276.00		129,710,276.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	300801300 01/18/23	7,818,202.63	9,400,000.00	8,438,622.24	1,838,475.64	8,438,622.24	6,600,146.60	1,218,056.03	0.00	623,565.79	594,490.24	6.61%
42	695100528 06/17/22	5,485,883.75	6,800,000.00	6,185,783.83	815,213.28	6,185,783.83	5,370,570.55	115,313.20	0.00	12,387.23	102,925.97	1.57%
43	304261043 04/16/21	5,857,942.28	4,750,000.00	5,619,174.18	2,448,471.35	5,619,174.18	3,170,702.83	2,687,239.45	0.00	130,832.64	2,556,406.81	39.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,162,028.66	20,950,000.00	20,243,580.25	5,102,160.27	20,243,580.25	15,141,419.98	4,020,608.68	0.00	766,785.66	3,253,823.02

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	300801300	11/17/23	0.00	0.00	594,490.24	0.00	0.00	362.00	0.00	0.00	594,490.24
		09/15/23	0.00	0.00	594,128.24	0.00	0.00	1,326.00	0.00	0.00
		08/17/23	0.00	0.00	592,802.24	0.00	0.00	(677,546.82)	0.00	0.00
		07/17/23	0.00	0.00	1,270,349.06	0.00	0.00	31,032.53	0.00	0.00
		06/16/23	0.00	0.00	1,239,316.53	0.00	0.00	600.00	0.00	0.00
		05/17/23	0.00	0.00	1,238,716.53	0.00	0.00	2,820.50	0.00	0.00
		03/17/23	0.00	0.00	1,235,896.03	0.00	0.00	17,227.00	0.00	0.00
		02/17/23	0.00	0.00	1,218,669.03	0.00	0.00	613.00	0.00	0.00
		01/18/23	0.00	0.00	1,218,056.03	0.00	0.00	1,218,056.03	0.00	0.00
42	695100528	03/17/23	0.00	0.00	102,925.97	0.00	0.00	(12,387.23)	0.00	0.00	102,925.97
		06/17/22	0.00	0.00	115,313.20	0.00	0.00	115,313.20	0.00	0.00
43	304261043	06/17/22	0.00	0.00	2,556,406.81	0.00	0.00	(130,832.64)	0.00	0.00	2,556,406.81
		04/16/21	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,253,823.02	0.00	0.00	3,253,823.02	0.00	0.00	3,253,823.02

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29